Note 8 - Other Intangible Assets (Details Textual) - Core Deposits [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization of Intangible Assets	$ 35,749	$ 35,748	$ 35,749
Annual Rate of Amortization Expense	$ 35,749